Unconsolidated Joint Ventures (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Unconsolidated joint ventures
Investment properties	$ 942,635	$ 1,018,956
Deferred costs, net	18,760	17,041
Other assets	14,970	15,133
Mortgages payable	(391,202)	(483,186)
Acquired below market lease intangibles, net	(11,147)	(10,492)
Other liabilities	(21,719)	(18,898)
Unconsolidated properties | Joint venture with PGGM
Unconsolidated joint ventures
Investment properties	(76,775)	(33,513)
Acquired lease intangibles, net	(1,228)	(886)
Deferred costs, net	(764)	(161)
Other assets	(1,643)	(1,234)
Mortgages payable	56,521
Acquired below market lease intangibles, net	294	33
Other liabilities	2	896
Net change to investment in and advance to unconsolidated joint ventures	(23,593)	(34,865)
Unconsolidated properties | IRC/IREX Venture II LLC
Unconsolidated joint ventures
Investment properties	(109,069)	(20,499)
Acquired lease intangibles, net	(16,143)	(6,494)
Mortgages payable	70,413	9,000
Acquired below market lease intangibles, net	2,513	168
Net change to investment in and advance to unconsolidated joint ventures	$ (52,286)	$ (17,825)